Shareholder Report, Average Annual Return (Details) 194031_Innovator International Developed Power Buffer ETF - May_TF_TSR Annual {TF}	12 Months Ended	18 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - May NAV
Average Annual Return, Percent	13.69%	11.20%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	17.55%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	14.55%